HARTFORD LIFE INSURANCE COMPANY SEPARATE ACCOUNT ELEVEN

333-151805             HV-6777 - Hartford 403(b) Cornerstone Innovations(SM)

Supplement dated February 26, 2010 to your Prospectus dated May 1, 2009

FUND CLOSE:

Van Kampen Global Franchise Fund — Class A is closed to Contracts issued on or after February 26, 2010.

THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.